Debt and other liabilities - Schedule of Short-Term Debt and Other Liabilities (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Short-term debt and other liabilities
Short-term debt to related parties (8.1)	$ 6,225,815	$ 697,067
Short term convertible debt to related party (8.4)	132,269
Ordinary shares payable (8.2)	8,223,928
Share-based payment liability (8.5)	1,311,028
Convertible debt (8.3)	31,088,259
Non-current debt and other liabilities
Share-based payment liability	0	1,177,617
Convertible debt	$ 0	$ 25,302,709